Fair Value Measurements - Schedule of Fair Value Changes by Income Statement Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units	$ (728,079)	$ (456,457)	$ 3,003
Common Stock - Class B
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units	728,079	456,457	(3,003)
Cost of revenue | Common Stock - Class B
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units	136,417	86,907	(548)
Sales and marketing | Common Stock - Class B
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units	10,870	6,545	0
General and administrative | Common Stock - Class B
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units	$ 580,792	$ 363,005	$ (2,455)